OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION	OPERATING SEGMENT INFORMATION
IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Company that are regularly reviewed by the chief operating decision-maker in order to allocate resources to segments and to assess their performance. The information reported to the Board of Directors of the Company, who are the chief operating decision makers, for the purposes of resource allocation and assessment of performance does not contain discrete operation segment financial information and the directors reviewed the financial results of the Company as a whole. Therefore, no further information on the operating segment is presented.
Geographic information
(a)Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
License and other revenue
United States of America	144,341	35,160	50,000
China	320	179	328
Total revenue and other revenue	144,661	35,339	50,328

Collaboration revenue
United States of America	434,708	234,734	66,602
Europe	47,872	15,070	75
Total collaboration revenue	482,580	249,804	66,677
Total revenue	627,241	285,143	117,005

The revenue information above is based on the locations of the customers.

(b)Non-current assets

	December 31, 2024	December 31, 2023
	US$’000	US$’000
United States of America	188,383	151,225
China	46,080	56,007
Europe	147,411	139,216
Total	381,874	346,448
The non-current asset information above is based on the locations of assets and excludes non-current time deposits of $4.4 million as of both December 31, 2024 and 2023.